Pension Plans (Details) - Schedule of Post-Employment Benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Post-Employment Benefits [Line Items]
Plan assets		$ 4,107	$ 5,260	$ 6,819
Minus:
Balances at year end	$ 693	969	$ 233
Other post-employment benefit plans
Schedule of Post-Employment Benefits [Line Items]
Plan assets	3,462	4,107
Commitments for defined-benefit plans
For active personnel	(2,769)	(3,138)
Incurred by inactive personnel	0	0
Minus:
Unrealized actuarial (gain) losses	0	0
Balances at year end	$ 693	$ 969